CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Net loss		$ (38,726)
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities, net of tax		256
Change in supplemental executive retirement plan pension liability, net of tax		(1,582)
Change in pension plan minimum liability, net of tax		(357)
Change in other benefit plan minimum liability, net of tax		1,536
Total comprehensive loss		$ (38,873)
Predecessor
Net loss	$ (1,646,909)		$ (650,011)
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities, net of tax	163		113
Change in loss on derivative contract, net of tax			1,530
Change in supplemental executive retirement plan pension liability, net of tax	(536)		(1,721)
Change in pension plan minimum liability, net of tax	(594)		399
Change in other benefit plan minimum liability, net of tax	(1,468)		(3,799)
Total comprehensive loss	$ (1,649,344)		$ (653,489)